UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-09037

Nuveen Investment Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund

December 31, 2009

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 0.1%

	Commercial Services & Supplies – 0.1%

$205	Universal City Development Partners, 144A	8.875%	11/15/15	B3	$201,669
$205	Total Convertible Bonds (cost $203,312)				201,669

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 25.9%

	Aerospace & Defense – 0.6%

$120	BAE Systems Holdings	6.400%	12/15/11	BBB+	$127,504

100	Boeing Capital Corporation	6.500%	2/15/12	A	109,422

235	Global Aviation Holdings, 144A	14.000%	8/15/13	BB–	234,706

150	Honeywell International Inc.	7.500%	3/01/10	A	151,810

325	Northrop Grumman Corporation	3.700%	8/01/14	BBB	326,590
930	Total Aerospace & Defense				950,032
	Auto Components – 0.3%

270	Affinia Group Inc.	9.000%	11/30/14	B3	263,250

225	Allison Transmission Inc., 144A	11.000%	11/01/15	CCC+	237,375
495	Total Auto Components				500,625
	Automobiles – 0.3%

430	Kar Holdings, Inc.	10.000%	5/01/15	Caa1	462,250
	Beverages – 0.4%

225	Anheuser Busch InBev, 144A	5.375%	11/15/14	BBB+	238,475

125	Diageo Finance BV	3.875%	4/01/11	A–	129,057

240	Miller Brewing Company, 144A	5.500%	8/15/13	BBB+	255,747
590	Total Beverages				623,279
	Capital Markets – 0.5%

200	Bank of New York Mellon	4.300%	5/15/14	Aa2	210,702

325	Goldman Sachs Group, Inc.	6.600%	1/15/12	A1	353,489

175	Morgan Stanley	6.750%	4/15/11	A	185,467
700	Total Capital Markets				749,658
	Chemicals – 1.0%

365	Airgas, Inc.	4.500%	9/15/14	BBB	370,919

300	Cabot Corporation	5.000%	10/01/16	BBB+	294,627

250	E.I. Du Pont de Nemours and Company	4.750%	11/15/12	A	268,534

110	E.I. Du Pont de Nemours and Company	3.250%	1/15/15	A	109,095

160	IMC Global Inc.	7.300%	1/15/28	Baa2	168,817

375	Potash Corporation of Saskatchewan	3.750%	9/30/15	A–	373,682
1,560	Total Chemicals				1,585,674
	Commercial Banks – 1.7%

225	BB&T Corporation	5.700%	4/30/14	A1	243,785

225	Citigroup Inc.	6.000%	2/21/12	A	237,651

225	Credit Suisse First Boston, Note	6.125%	11/15/11	Aa1	242,744

300	Household Finance Corporation	6.375%	11/27/12	A3	326,927

150	JPMorgan Chase & Co.	5.750%	1/02/13	A1	160,083

350	M&I Marshall & Ilsley Bank	4.850%	6/16/15	Baa1	274,834

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

December 31, 2009

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Commercial Banks (continued)

$150	Morgan Stanley	5.250%	11/02/12	A	$159,697

200	PNC Funding Corporation	5.400%	6/10/14	A	214,105

230	US Bancorp	4.200%	5/15/14	Aa3	238,987

135	Wells Fargo & Company	4.200%	1/15/10	AA–	135,119

325	Wells Fargo & Company	5.250%	10/23/12	AA–	347,188
2,515	Total Commercial Banks				2,581,120
	Commercial Services & Supplies – 0.5%

60	Allied Waste North America	6.500%	11/15/10	BBB	62,404

19	Education Management LLC	10.250%	6/01/16	B–	20,425

310	GATX Corporation	4.750%	10/01/12	BBB+	316,755

270	Geokinetics Holdings Inc., 144A	9.750%	12/15/14	B	266,625

125	Waste Management Inc.	7.375%	8/01/10	BBB	129,501
784	Total Commercial Services & Supplies				795,710
	Communications Equipment – 0.1%

125	Cisco Systems, Inc.	5.250%	2/22/11	A+	131,202
	Computers & Peripherals – 0.3%

170	Dell Inc.	3.375%	6/15/12	A2	175,904

100	Hewlett Packard Company	6.500%	7/01/12	A	110,540

125	International Business Machines Corporation (IBM)	4.950%	3/22/11	A+	130,538
395	Total Computers & Peripherals				416,982
	Consumer Finance – 0.2%

275	American Express Credit Corporation	7.300%	8/20/13	A2	309,316
	Containers & Packaging – 0.1%

135	Rock-Tenn Company	5.625%	3/15/13	BBB–	135,169

60	Tekni-Plex Inc.	10.875%	8/15/12	N/R	54,525
195	Total Containers & Packaging				189,694
	Diversified Financial Services – 0.6%

153	Bank One Corporation	7.875%	8/01/10	A1	159,539

225	Capital One Financial Corporation	7.375%	5/23/14	Baa1	254,994

250	General Electric Capital Corporation	5.250%	10/19/12	AA+	266,228

250	National Rural Utilities Cooperative Finance Corporation	7.250%	3/01/12	A	274,948
878	Total Diversified Financial Services				955,709
	Diversified Telecommunication Services – 1.7%

210	Cequel Communication Holdings I, 144A	8.625%	11/15/17	B–	213,150

195	Cincinnati Bell Inc.	8.375%	1/15/14	B2	199,388

220	Citizens Communications Company	9.000%	8/15/31	BB	217,250

312	Cox Communications, Inc.	5.500%	10/01/15	BBB–	331,527

250	France Telecom	7.750%	3/01/11	A–	268,018

160	Hughes Network Systems LLC	9.500%	4/15/14	B1	166,000

250	Paetec Holding Corporation	8.875%	6/30/17	B1	254,375

310	Telecom Italia Capital	5.250%	10/01/15	BBB	324,520

200	Telefonica Emisiones SAU	4.949%	1/15/15	A–	214,026

150	Verizon Communications	5.875%	1/17/12	A	159,893

270	Windstream Corporation, 144A	7.875%	11/01/17	BB–	267,975
2,527	Total Diversified Telecommunication Services				2,616,122

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Electric Utilities – 0.9%

$150	American Electric Power	5.375%	3/15/10	BBB	$151,369

325	American Electric Power	5.250%	6/01/15	BBB	337,066

198	Dominion Resources Inc.	5.700%	9/17/12	A–	214,095

200	Exelon Generation Company LLC	5.350%	1/15/14	A3	211,330

4	FirstEnergy Corporation	6.450%	11/15/11	BBB–	4,291

400	Niagara Mohawk Power Company, 144A	3.553%	10/01/14	A–	399,207
1,277	Total Electric Utilities				1,317,358
	Electrical Equipment – 0.1%

125	Emerson Electric Company	7.125%	8/15/10	A	130,445
	Electronic Equipment & Instruments – 0.8%

365	Agilent Technologies Inc.	5.500%	9/14/15	BBB–	383,061

225	Hewlett Packard Company	4.750%	6/02/14	A	240,507

265	Sanmina-SCI Corporation	8.125%	3/01/16	B2	265,663

350	ViaSystems Inc., 144A	12.000%	1/15/15	B+	376,688
1,205	Total Electronic Equipment & Instruments				1,265,919
	Energy Equipment & Services – 0.6%

150	Halliburton Company	5.500%	10/15/10	A	156,133

275	Kinder Morgan Energy Partners, L.P.	5.850%	9/15/12	BBB	296,133

225	Rockies Express Pipeline Company, 144A	6.250%	7/15/13	BBB	246,027

185	Trico Shipping AS, 144A	11.875%	11/01/14	B1	193,556
835	Total Energy Equipment & Services				891,849
	Food & Staples Retailing – 0.7%

250	CVS Caremark Corporation	5.750%	8/15/11	BBB+	266,322

325	Kroger Co	3.900%	10/01/15	BBB	327,191

175	Safeway Inc.	4.950%	8/16/10	BBB	179,636

250	Safeway Inc.	6.250%	3/15/14	BBB	274,821
1,000	Total Food & Staples Retailing				1,047,970
	Food Products – 0.5%

250	General Mills, Inc.	6.000%	2/15/12	BBB+	270,054

175	Kraft Foods Inc.	5.625%	11/01/11	BBB+	185,942

230	Pinnacle Foods Finance LLC	10.625%	4/01/17	CCC+	240,350
655	Total Food Products				696,346
	Health Care Providers & Services – 0.0%

50	HCA Inc.	8.750%	9/01/10	B–	51,438
	Hotels, Restaurants & Leisure – 0.4%

270	Ameristar Casinos, Inc., 144A	9.250%	6/01/14	BB–	281,475

180	Dave & Busters Inc.	11.250%	3/15/14	B–	187,650

175	Tricon Golbal Restaurants Incorporated	8.875%	4/15/11	BBB–	189,421
625	Total Hotels, Restaurants & Leisure				658,546
	Household Products – 0.8%

150	Clorox Company	4.200%	1/15/10	BBB+	150,137

350	Clorox Company	3.550%	11/01/15	BBB+	346,475

310	Norcraft Companies Finance, 144A	10.500%	12/15/15	B2	319,300

350	Procter and Gamble Company	3.150%	9/01/15	AA–	353,394
1,160	Total Household Products				1,169,306

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

December 31, 2009

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Independent Power Producers & Energy Traders – 0.2%

$285	Dynegy Holdings, Inc., Term Loan	7.750%	6/01/19	B	$248,663
	Industrial Conglomerates – 0.4%

125	Textron Financial Corporation	5.125%	2/03/11	Baa3	126,219

365	Timken Company	6.000%	9/15/14	BBB–	384,506

155	Tyco International Group	6.000%	11/15/13	BBB+	169,932
645	Total Industrial Conglomerates				680,657
	Insurance – 0.9%

225	Allstate Life Global Funding	5.375%	4/30/13	AA–	240,365

250	Berkshire Hathaway Inc.	5.000%	8/15/13	AAA	269,049

400	Genworth Life Institution Funding	5.875%	5/03/13	A	396,570

275	Met Life Global Funding I	5.125%	4/10/13	AA–	291,551

225	Prudential Financial Inc.	5.100%	9/20/14	A	234,838
1,375	Total Insurance				1,432,373
	IT Services – 0.7%

215	First Data Corporation	9.875%	9/24/15	B–	201,563

230	Fiserv Inc.	6.125%	11/20/12	BBB	250,606

135	GXS Worldwide Inc., 144A	9.750%	6/15/15	B	133,313

270	Seagate Technology HDD Holdings	6.800%	10/01/16	Ba3	262,575

260	Sungard Data Systems Inc.	10.625%	5/15/15	B	287,625
1,110	Total IT Services				1,135,682
	Machinery – 0.7%

250	Caterpillar Financial Services Corporation	6.200%	9/30/13	A	278,821

250	Greenbrier Companies, Inc.	8.375%	5/15/15	CCC	207,813

125	John Deere Capital Corporation	5.650%	7/25/11	A	133,292

200	John Deere Capital Corporation	5.250%	10/01/12	A	216,126

200	Toys R Us Property Company Inc., 144A	10.750%	7/15/17	B+	220,000
1,025	Total Machinery				1,056,052
	Media – 2.1%

300	AOL Time Warner	6.875%	5/01/12	BBB	328,601

270	Cablevision Systems Corporation, 144A	8.625%	9/15/17	B+	282,488

20	Clear Channel Worldwide Holdings Inc., 144A	9.250%	12/15/17	B	20,500

110	Clear Channel Worldwide Holdings Inc., 144A	9.250%	12/15/17	B	113,850

150	Comcast Corporation	5.450%	11/15/10	BBB+	155,055

150	Cox Communications, Inc.	7.750%	11/01/10	BBB–	157,061

475	DIRECTV Holdings LLC	7.625%	5/15/16	BBB–	519,600

25	Gannett Company Inc., 144A	8.750%	11/15/14	Baa3	26,000

45	Gannett Company Inc., 144A	9.375%	11/15/17	Baa3	46,688

205	LIN Television Corporation	6.500%	5/15/13	B–	198,850

185	Nielsen Finance LLC Co	11.625%	2/01/14	B–	208,819

115	Salem Communications Corp., 144A	9.625%	12/15/16	B	121,038

40	Sinclair Broadcast Group	8.000%	3/15/12	CCC+	39,200

45	Sinclair Television Group, 144A	9.250%	11/01/17	B2	47,025

150	Time Warner Cable Inc.	5.400%	7/02/12	BBB	160,358

105	Time Warner Cable Inc.	6.200%	7/01/13	BBB	115,429

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Media (continued)

$250	TL Acquisitions Inc., 144A	13.250%	7/15/15	CCC+	$244,063

220	Valassis Communications Inc.	8.250%	3/01/15	B–	220,550

125	Walt Disney Company	5.700%	7/15/11	A	133,278

75	WMG Acquisition Group	9.500%	6/15/16	BB	80,719
3,060	Total Media				3,219,172
	Metals & Mining – 1.3%

500	AK Steel Corporation	7.750%	6/15/12	BB–	507,500

150	ArcelorMittal	5.375%	6/01/13	BBB	158,411

200	BHP Billiton Finance Limited	5.500%	4/01/14	A+	219,575

185	Compass Minerals International Inc.	8.000%	6/01/19	B+	191,475

240	Essar Steel Algoma Inc., 144A	9.375%	3/15/15	B+	237,900

550	Freeport McMoran Copper & Gold, Inc.	4.995%	4/01/15	BBB–	547,597

160	Steel Dynamics, Inc.	7.375%	11/01/12	BB+	165,600
1,985	Total Metals & Mining				2,028,058
	Multi-Line Retail – 0.7%

150	Costco Wholesale Corporation	5.300%	3/15/12	A	161,899

144	Dollar General Corporation	11.875%	7/15/17	B	167,040

200	Home Depot, Inc.	5.400%	3/01/16	BBB+	209,646

250	Neiman Marcus Group Inc.	10.375%	10/15/15	CCC+	246,250

250	Target Corporation	5.875%	3/01/12	A+	271,017
994	Total Multi-Line Retail				1,055,852
	Multi-Utilities – 0.1%

205	Bon-Ton Department Stores Inc.	10.250%	3/15/14	CCC	190,138
	Oil, Gas & Consumable Fuels – 3.2%

175	Anadarko Finance Company	6.750%	5/01/11	BBB–	184,987

125	Anadarko Petroleum Corporation	7.625%	3/15/14	BBB–	144,062

100	Apache Corporation	6.250%	4/15/12	A–	109,086

235	Berry Petroleum Company	10.250%	6/01/14	B+	256,738

210	BP Capital Markets PLC	3.625%	5/08/14	Aa1	215,046

405	Cenovus Energy Inc., 144A	4.500%	9/15/14	BBB+	418,501

100	Chevron Corporation	3.950%	3/03/14	Aa1	104,502

180	Comstock Resources Inc.	8.375%	10/15/17	B	184,950

200	Conoco Funding Co, Notes	6.350%	10/15/11	A1	217,685

153	Energy XXI Gulf Coast Inc., 144A	16.000%	6/15/14	B+	168,603

120	Energy XXI Gulf Coast Inc.	10.000%	6/15/13	CCC+	111,248

240	Enterprise Products Operating Group LLP	4.600%	8/01/12	BBB–	253,614

340	McMoran Exploration Corporation	11.875%	11/15/14	B	350,200

150	Ocean Energy Inc.	7.250%	10/01/11	BBB+	163,717

150	Phillips Petroleum Company	8.750%	5/25/10	A1	155,013

180	Sandridge Energy Inc.	8.625%	4/01/15	B+	180,900

260	Sandridge Energy Inc., 144A	8.750%	1/15/20	B+	261,300

300	StatOilHydro ASA	2.900%	10/15/14	Aa2	299,090

370	Stone Energy Corporation	6.750%	12/15/14	B	332,075

125	Targa Resources Inc.	8.500%	11/01/13	B	130,625

150	Valero Energy Corporation	6.875%	4/15/12	BBB	163,869

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

December 31, 2009

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$205	W&T Offshore, Inc., 144A	8.250%	6/15/14	B	$195,775

250	XTO Energy, Inc.	5.900%	8/01/12	BBB	274,083
4,723	Total Oil, Gas & Consumable Fuels				4,875,669
	Personal Products – 0.2%

270	Elizabeth Arden Inc.	7.750%	1/15/14	B1	267,300
	Pharmaceuticals – 0.1%

125	American Home Products Corporation, Wyeth	6.950%	3/15/11	AA	133,572
	Real Estate – 0.1%

205	Potlatch Corporation, 144A	7.500%	11/01/19	Ba1	208,217
	Software – 0.1%

125	Oracle Corporation	5.000%	1/15/11	A	130,021
	Specialty Retail – 0.5%

140	Michael’s Stores	11.375%	11/01/16	CCC	148,050

235	Phillips-Van Heusen Corporation	7.750%	11/15/23	BBB–	216,918

195	Sally Holdings Inc.	10.500%	11/15/16	B–	210,600

175	TJX Companies, Inc.	4.200%	8/15/15	A	183,316
745	Total Specialty Retail				758,884
	Tobacco – 0.7%

270	Alliance One International Inc., 144A	10.000%	7/15/16	B+	284,849

225	Altria Group Inc.	8.500%	11/10/13	Baa1	260,232

75	Reynolds American Inc.	6.500%	7/15/10	BBB	76,631

400	Reynolds American Inc.	7.250%	6/01/13	BBB	436,739
970	Total Tobacco				1,058,451
	Trading Companies & Distributors – 0.0%

50	GATX Financial Corporation	5.125%	4/15/10	BBB+	50,365
	Wireless Telecommunication Services – 0.8%

250	AT&T/Cingular Wireless Services	8.125%	5/01/12	A	282,634

160	Cricket Communications Inc.	10.000%	7/15/15	B–	162,999

125	IntelSat Jackson Holding, 144A	8.500%	11/01/19	B+	129,374

90	IntelSat Jackson Holding	9.500%	6/15/16	B+	96,749

215	MetroPCS Wireless Inc.	9.250%	11/01/14	B	218,762

125	Sprint Capital Corporation	6.900%	5/01/19	BB	115,624

125	Vodafone Group PLC	5.500%	6/15/11	A–	131,878

150	Vodafone Group PLC	5.000%	12/16/13	A–	158,968
1,240	Total Wireless Telecommunication Services				1,296,988
$38,468	Total Corporate Bonds (cost $37,790,902)				39,922,664

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 55.5%

	U.S. Treasury Bonds/Notes – 55.5%

$2,000	United States of America Treasury Bonds/Notes	8.125%	8/15/19	AAA	$2,692,500

300	United States of America Treasury Bonds/Notes	8.000%	11/15/21	AAA	408,610

200	United States of America Treasury Bonds/Notes	6.125%	8/15/29	AAA	240,188

100	United States of America Treasury Bonds/Notes	5.375%	2/15/31	AAA	110,531

900	United States of America Treasury Bonds/Notes	2.125%	1/31/10	AAA	901,582

300	United States of America Treasury Bonds/Notes	6.500%	2/15/10	AAA	302,274

6	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. Treasury Bonds/Notes (continued)

$5,250	United States of America Treasury Bonds/Notes	5.125%	6/30/11	AAA	$5,580,382

500	United States of America Treasury Bonds/Notes	4.875%	7/31/11	AAA	531,153

3,700	United States of America Treasury Bonds/Notes	4.625%	8/31/11	AAA	3,924,605

7,250	United States of America Treasury Bonds/Notes	4.500%	9/30/11	AAA	7,688,966

1,700	United States of America Treasury Bonds/Notes (3)	4.500%	11/30/11	AAA	1,810,634

13,800	United States of America Treasury Bonds/Notes	1.125%	12/15/11	AAA	13,809,177

18,800	United States of America Treasury Bonds/Notes	1.125%	1/15/12	AAA	18,788,269

1,400	United States of America Treasury Bonds/Notes	4.750%	1/31/12	AAA	1,502,922

400	United States of America Treasury Bonds/Notes	4.875%	2/15/12	AAA	430,532

1,000	United States of America Treasury Bonds/Notes	1.375%	2/15/12	AAA	1,003,204

1,300	United States of America Treasury Bonds/Notes	4.500%	3/31/12	AAA	1,391,814

1,000	United States of America Treasury Bonds/Notes	4.500%	4/30/12	AAA	1,072,422

4,000	United States of America Treasury Bonds/Notes (3)	1.375%	5/15/12	AAA	4,001,252

1,000	United States of America Treasury Bonds/Notes	1.875%	6/15/12	AAA	1,011,251

200	United States of America Treasury Bonds/Notes	4.875%	6/30/12	AAA	216,969

350	United States of America Treasury Bonds/Notes	4.625%	7/31/12	AAA	378,110

2,000	United States of America Treasury Bonds/Notes	1.750%	8/15/12	AAA	2,013,594

1,250	United States of America Treasury Bonds/Notes	4.125%	8/31/12	AAA	1,336,720

1,000	United States of America Treasury Bonds/Notes	1.375%	9/15/12	AAA	995,626

4,000	United States of America Treasury Bonds/Notes	1.125%	12/15/12	AAA	3,936,875

2,000	United States of America Treasury Bonds/Notes	2.750%	2/28/13	AAA	2,061,252

100	United States of America Treasury Bonds/Notes	3.500%	2/15/18	AAA	99,211

300	United States of America Treasury Bonds/Notes	3.750%	11/15/18	AAA	300,070

1,225	United States of America Treasury Bonds/Notes	3.125%	5/15/19	AAA	1,160,496

300	United States of America Treasury Bonds/Notes	3.625%	8/15/19	AAA	295,031

2,000	United States of America Treasury Bonds/Notes	3.375%	11/15/19	AAA	1,924,386

55	United States of America Treasury Securities, STRIPS (I/O)	0.000%	5/15/14	AAA	49,336

6,470	United States of America Treasury Securities, STRIPS (P/O)	0.000%	11/15/21	AAA	3,814,201
$86,150	Total U.S. Government and Agency Obligations (cost $86,091,309)				85,784,145

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED SECURITIES – 12.8%

	Autos – 6.7%

$700	Bank of America Auto Trust	2.670%	7/15/13	AAA	$711,919

700	Bank of America Auto Trust, Series 2009- 2A, 144A	2.130%	9/15/13	AAA	706,978

225	Capital Auto Receivable Asset Trust, 2008-2, A3A	4.680%	10/15/12	AAA	232,554

93	Capital Auto Receivables Asset Trust, Series 2007-2-A3A	5.020%	9/15/11	AAA	93,735

1,000	CarMax Auto Owner Trust Series 2009	1.740%	4/15/14	AAA	996,674

276	Daimler Chrysler Auto Trust 2008-A A3	3.700%	6/08/12	AAA	279,808

158	Daimler Chrysler Auto Trust 2008B	5.320%	11/10/14	AA	165,416

700	Ford Credit Auto Owner Trust 2006B-C	5.680%	6/15/12	AAA	731,196

341	Ford Credit Auto Owner Trust, 2008A-3A	3.960%	4/15/12	AAA	347,106

124	Harley-Davidson Motorcycle Trust, Series 2007-2A3	5.100%	5/15/12	AAA	125,414

42	Hyundai Auto Receivables Trust 2007A, Class A3A	5.040%	1/17/12	AAA	43,139

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

December 31, 2009

Principal Amount (000)			Description (1)	Coupon	Maturity	Ratings (2)	Value

			Autos (continued)

$700			Hyundai Auto Receivables Trust 2009A	2.030%	8/15/13	AAA	$704,889

450			Nissan Auto Receivables Owner Trust 2008-B A3	4.460%	4/16/12	AAA	461,373

400			Nissan Auto Receivables Owners Trust 2008-C	5.930%	7/16/12	AAA	417,520

2,535			Nissan Auto Receivables Owners Trust, Series 2009-1	5.000%	9/15/14	AAA	2,649,448

287			Nissan Auto Receveivables Owners Trust 2008-A3	3.890%	8/15/11	AAA	290,700

127			USAA Auto Owner Trust 2006-2	5.370%	2/15/12	AAA	128,789

160			USAA Auto Owner Trust 2007-2	5.070%	6/15/13	AAA	167,179

1,008			Volkswagen Auto Loan Enhanced Trust, 2008-2, Class A3A	5.470%	3/20/13	AAA	1,061,689
10,026			Total Autos				10,315,526
			Credit Cards – 4.2%

400			American Express Issuance Trust 2008-2A	4.020%	1/18/11	AAA	401,721

1,140			Chase Issuance Trust Series 2008-A9	4.260%	5/15/13	AAA	1,185,578

650			CitiBank Credit Card Issuance Trust, Serie 2006-A4	5.450%	5/10/13	AAA	684,362

270			Citibank Credit Card Issuance Trust, Series 2007	5.000%	11/08/12	AA	275,205

2,300			CitiBank Credit Card Issuance Trust, Series 2009-A5	2.250%	12/23/14	AAA	2,272,630

234			Discover Card Master Trust 2008, Class A3	5.100%	10/15/13	AAA	244,911

1,080			General Electric Master Credit Card Trust, Series 2009-3A	2.540%	9/15/14	AAA	1,081,355

350			MBNA Credit Card Master Note Trust Series 2005-A3	4.100%	10/15/12	AAA	354,168
6,424			Total Credit Cards				6,499,930
			Home Equity – 1.2%

930			CS First Boston Mortgage Securities Corporation, Series 2004	4.750%	1/15/37	AAA	919,442

5,470			Federal National Mortgage Interest Strip Series 366-25	5.000%	10/01/35	AAA	693,427

218			Federal National Mortgage Pool 838948	5.108%	8/01/35	AAA	226,633

—	(4)		Master Asset Backed Securities Trust 2005-WMC1, Mortgage Pass Through Certificates, Class N-1	4.940%	3/26/35	CC	—

52			Wells Fargo Mortgage Backed Securties, 2005-AR16 Class 3A2 (9)	4.083%	10/25/35	AAA	43,124
6,670			Total Home Equity				1,882,626
			Other – 0.7%

1,000			CNH Agriculture Equipment Trust, Series 2009C	1.850%	12/16/13	AAA	996,611
$24,120			Total Asset-Backed Securities (cost $19,402,904)				19,694,693

Principal Amount (000)			Description (1)	Coupon	Maturity	Ratings (2)	Value
			SOVEREIGN DEBT – 1.1%

			Colombia – 1.1%

2,864,000		COP	Republic of Colombia	12.000%	10/22/15	BB+	$1,725,170
			Total Sovereign Debt (cost $1,817,793)				1,725,170

Principal Amount (000)			Description (1)		Coupon	Maturity	Value
			SHORT-TERM INVESTMENTS – 5.3%

$8,260			Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/09, repurchase price $8,260,182, collateralized by $8,490,000 U.S. Treasury Notes, 3.250%, due 12/31/16, value $8,426,325		0.000%	1/04/10	$8,260,182
			Total Short-Term Investments (cost $8,260,182)				8,260,182
			Total Investments (cost $153,566,402) – 100.7%				155,588,523

8	Nuveen Investments

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Notional Amount	Premium	Value
	CALL SWAPTIONS WRITTEN – (0.0)%

OTC-10-Year
Interest Rate Swap	BNP Paribas	3-Month LIBOR-BBA	Receive	1/04/10	$(1,642,000)	$(17,405)	$—
	Total Call Swaptions Written (premiums received $17,405)						—

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Notional Amount	Premium	Value
	PUT SWAPTIONS WRITTEN – (0.0)%

OTC-10-Year
Interest Rate Swap	BNP Paribas	3-Month LIBOR-BBA	Pay	1/04/10	$(1,642,000)	$(17,405)	$(61,247)
	Total Put Swaptions Written (premiums received $17,405)						(61,247)
	Other Assets Less Liabilities – (0.7)%						(1,066,290)
	Net Assets – 100%						$154,460,986

Investments in Derivatives

Forward Foreign Currency Exchange Contracts outstanding at December 31, 2009:

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Chilean Peso	662,256,000	U.S. Dollar	1,200,000	1/08/10	$(105,203)
Chilean Peso	710,352,500	U.S. Dollar	1,430,000	2/04/10	28,683
Colombian Peso	1,477,900,000	U.S. Dollar	747,131	1/29/10	25,324
Colombian Peso	2,823,150,000	U.S. Dollar	1,488,218	3/15/10	113,613
Euro	40,250	U.S. Dollar	60,114	1/29/10	2,415
Euro	725,662	U.S. Dollar	1,039,938	1/29/10	(313)
New Zealand Dollar	24,850	U.S. Dollar	17,969	1/29/10	(45)
South African Rand	74,100	U.S. Dollar	9,790	1/29/10	(205)
U.S. Dollar	1,288,361	Chilean Peso	662,256,000	1/08/10	16,843
U.S. Dollar	1,750,000	Hungarian Forint	333,567,500	1/19/10	19,989
U.S. Dollar	1,400,000	Turkish Lira	2,113,020	1/25/10	10,673
U.S. Dollar	1,098,367	Euro	765,912	1/29/10	(418)
U.S. Dollar	1,569,357	Brazilian Real	2,743,864	2/02/10	(2,798)
U.S. Dollar	1,430,000	Polish Zloty	3,910,275	2/03/10	(67,020)
U.S. Dollar	1,614,483	Mexican Peso	20,838,620	2/04/10	(27,050)
U.S. Dollar	1,558,827	Australian Dollar	1,720,000	2/18/10	(20,741)
U.S. Dollar	1,564,198	South African Rand	11,841,920	2/18/10	27,019
U.S. Dollar	321,199	Colombian Peso	600,000,000	3/15/10	(29,056)
					$(8,290)

Interest Rate Swaps outstanding at December 31, 2009:

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency		Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Barclays Bank PLC	3,850,000	EUR	Receive	6-Month EURIBOR	2.630%	Annually		1/07/11	$(175,246)	$(175,246)
Barclays Bank PLC	1,790,000	EUR	Pay	6-Month EURIBOR	3.735	Annually		1/07/19	126,829	126,829
Barclays Bank PLC	1,770,000	GBP	Receive	6-Month LIBOR-BBA	4.320	Semi-Annually		7/27/19	(101,491)	(83,246)
Barclays Bank PLC	410,000	EUR	Receive	6-Month EURIBOR	3.590	Annually		1/07/39	21,137	21,137
Citibank	25,800,000	MXN	Pay	28-Day MXN-TIIE	7.330	28-Day		11/19/14	(13,195)	(13,195)
Citibank	25,000,000	NOK	Receive	6-Month NIBOR	4.590	Annually		12/17/19	29,961	29,961
Citibank	2,886,158	USD	Receive	3-Month LIBOR-BBA	0.000	11/15/21	(5)	11/15/21	78,582	78,582
Citibank	2,800,000	USD	Receive	3-Month LIBOR-BBA	0.000	11/15/21	(5)	11/15/21	(149,464)	(149,464)
Credit Suisse	689,500,000	JPY	Pay	6-Month LIBOR-BBA	0.543	Semi-Annually		11/26/11	7,655	7,655

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

December 31, 2009

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency		Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Credit Suisse	1,153,000,000	JPY	Receive	6-Month LIBOR	0.793%	Semi-Annually		11/26/14	$(65,502)	$(65,502)
Credit Suisse	463,500,000	JPY	Pay	6-Month LIBOR	1.406	Semi-Annually		11/26/19	9,565	9,565
Goldman Sachs	6,650,000	ZAR	Receive	3-Month JIBAR	9.950	Quarterly		10/23/18	(68,144)	(68,144)
Goldman Sachs	11,500,000	ZAR	Receive	3-Month JIBAR	8.600	Quarterly		3/11/19	17,650	43,562
Goldman Sachs	7,300,000	PLN	Receive	6-Month WIBOR	5.580	Annually		8/14/19	24,796	24,796
JPMorgan	200,000,000	MXN	Pay	28-Day MXN-TIIE	6.260	28-Day		11/01/11	27,713	27,713
JPMorgan	8,400,000	BRL	Pay	12-Month BRAZIBOR	10.910	1/04/12	(6)	1/02/12	(36,371)	(36,371)
JPMorgan	4,200,000	BRL	Pay	12-Month BRAZIBOR	11.020	1/04/12	(6)	1/02/12	(13,278)	(13,278)
JPMorgan	3,268,000,000	CLP	Pay	6-Month CLICP	4.580	Semi-Annually		8/10/14	(22,124)	(20,149)
JPMorgan	2,850,000	ZAR	Receive	3-Month JIBAR	9.940	Quarterly		8/07/18	(28,145)	(28,145)
Morgan Stanley	12,000,000	BRL	Pay	12-Month BRAZIBOR	10.970	1/04/12	(6)	1/02/12	(52,844)	(52,844)
Royal Bank of Canada	3,570,000	NZD	Pay	3-Month NZD-BBR	6.045	Semi-Annually		6/22/19	(12,501)	(23,467)
										$(359,251)
*	Annualized.

Credit Default Swaps outstanding at December 31, 2009:

Counterparty	Referenced Entity	Buy/Sell Protection		Current Credit Spread (7)	Notional Amount	Fixed Rate*	Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Bank of America	Ford Motor Company	Sell	(8)	6.85%	$860,000	5.000%	12/20/14	$(56,822)	$37,778
Barclays Bank PLC	TRW Automotive, Inc.	Sell	(8)	4.20	450,000	5.000	3/20/15	15,808	2,584
Citibank	Masco Corporation	Buy	(8)	1.73	1,000,000	5.150	3/20/14	(133,774)	(133,774)
Credit Suisse	Harrah’s Operating Company, Inc., LCDS	Sell	(8)	5.73	780,000	5.000	6/20/10	(1,460)	84,340
Credit Suisse	Harrah’s Operating Company, Inc.	Buy	(8)	5.24	780,000	5.000	6/20/10	(334)	(242,134)
Credit Suisse	Tesoro Corporation	Buy	(8)	3.56	2,200,000	5.000	9/20/14	(128,981)	(46,829)
Deutsche Bank AG	Aetna Inc.	Buy	(8)	0.43	1,000,000	1.150	3/20/14	(29,551)	(29,551)
JPMorgan	Mohawk Industries, Inc.	Buy	(8)	1.73	1,000,000	3.700	3/20/14	(77,131)	(77,131)
JPMorgan	DJ High Yield CDX	Sell	(8)	4.81	3,619,000	5.000	6/20/14	30,500	1,014,416
JPMorgan	Chesapeake Energy Corporation	Sell	(8)	3.33	2,200,000	5.000	9/20/14	150,981	225,231
									$834,930
*	Annualized.

Futures Contracts outstanding at December 31, 2009:

Type	Contract Position	Number of Contracts	Contract Expiration	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
U.S. 2-Year Treasury Note	Long	58	3/10	$12,543,406	$(65,856)
U.S. 5-Year Treasury Note	Short	(153)	3/10	(17,500,570)	286,475
U.S. 10-Year Treasury Note	Short	(23)	3/10	(2,655,422)	66,068
U.S. 30-Year Treasury Bond	Short	(12)	3/10	(1,384,500)	59,991
					$346,678

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

10	Nuveen Investments

The following is a summary of the Fund’s fair value measurements as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Convertible Bonds	$—	$201,669	$—	$201,669
Corporate Bonds	—	39,922,664	—	39,922,664
U.S. Government and Agency Obligations	81,920,608	3,863,537	—	85,784,145
Asset-Backed Securities	—	19,651,569	43,124	19,694,693
Sovereign Debt	—	1,725,170	—	1,725,170
Short-Term Investments	8,260,182	—	—	8,260,182
Call Swaptions Written	—	—	—	—
Put Swaptions Written	—	(61,247)	—	(61,247)
Derivatives:
Forward Foreign Currency Exchange Contracts*	—	(8,290)	—	(8,290)
Interest Rate Swaps*	—	(359,251)	—	(359,251)
Credit Default Swaps*	—	834,930	—	834,930
Futures Contracts*	346,678	—	—	346,678
Total	$90,527,468	$65,770,751	$43,124	$156,341,343
*	Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Asset-Backed Securities Level 3
Balance at beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	43,124
Balance at end of period	$43,124

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of December 31, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$244,559	Unrealized depreciation on forward foreign currency exchange contracts	$252,849
Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts	412,534	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts	65,856
Interest Rate	Swaptions	—	—	Swaptions written, at value	61,247
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps	369,800	Unrealized depreciation on interest rate swaps	729,051
Credit	Swaps	Unrealized appreciation on credit default swaps	1,364,349	Unrealized depreciation on credit default swaps	529,419
Total			$2,391,242		$1,638,422

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

December 31, 2009

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of foreign currency transaction gains and losses, paydown gains and losses, amortization of premium and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2009, the cost of investments (excluding call and put swaptions) was $154,349,809.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2009, were as follows:

Gross unrealized:
Appreciation	$2,433,723
Depreciation	(1,195,009)
Net unrealized appreciation (depreciation) of investments	$1,238,714

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	Principal Amount (000) rounds to less than $1,000.

(5)	Fixed Rate Payment is due on Termination Date.

(6)	Fixed Rate Payment is due two business days after contract Termination Date.

(7)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

(8)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(9)	For fair value measurement disclosure purposes, investment categorized as Level 3.

I/O	Interest only investment.
P/O	Principal only investment.
OTC	Over-The-Counter market transaction.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

BRL	Brazilian Real
COP	Colombian Peso
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
USD	United States (U.S.) Dollar
ZAR	South African Rand
BRAZIBOR	Brazil Inter-Bank Offered Rate
CLICP	Sinacofi Chile Interbank Rate Average
EURIBOR	Euro Inter-Bank Offered Rate
JIBAR	Johannesburg Inter-Bank Agreed Rate
LIBOR-BBA	London Inter-Bank Offered Rate-British Bankers’ Association
MXN-TIIE	Mexican Peso Inter-Bank Equilibrium Interest Rate
NIBOR	Norwegian Inter-Bank Offered Rate
NZD-BBR	New Zealand Dollar-Bank Bill Rate
WIBOR	Warsaw Inter-Bank Offered Rate

12	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Income Fund

(currently known as Nuveen Multi-Strategy Core Bond Fund)

December 31, 2009

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 0.3%

	Commercial Services & Supplies – 0.1%

$85	Universal City Development Partners, 144A	8.875%	11/15/15	B3	$83,619
	Diversified Telecommunication Services – 0.2%

100	Qwest Communications International Inc.	7.500%	2/15/14	Ba3	100,875
$185	Total Convertible Bonds (cost $177,900)				184,494

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 37.8%

	Aerospace & Defense – 0.7%

$50	BE Aerospace Inc.	8.500%	7/01/18	BB	$53,125

12	Boeing Capital Corporation	5.800%	1/15/13	A	13,077

35	General Dynamics Corporation	4.250%	5/15/13	A	36,928

140	Global Aviation Holdings, 144A	14.000%	8/15/13	BB–	139,825

40	Honeywell International Inc.	7.500%	3/01/10	A	40,483

20	Lockheed Martin Corporation	7.650%	5/01/16	A–	23,812

85	Raytheon Company	4.400%	2/15/20	A–	83,890

8	United Technologies Corporation	7.500%	9/15/29	A	9,781
390	Total Aerospace & Defense				400,921
	Auto Components – 0.7%

135	Affinia Group Inc.	9.000%	11/30/14	B3	131,625

140	Allison Transmission Inc., 144A	11.000%	11/01/15	CCC+	147,700

100	Cooper Tire & Rubber Company	7.625%	3/15/27	B	86,000
375	Total Auto Components				365,325
	Automobiles – 0.4%

220	Kar Holdings, Inc.	10.000%	5/01/15	Caa1	236,500
	Beverages – 0.5%

140	Anheuser Busch InBev, 144A	5.375%	11/15/14	BBB+	148,384

7	Coca-Cola Enterprises Inc.	6.750%	9/15/28	A	7,885

5	Diageo Capital, PLC	5.750%	10/23/17	A–	5,389

55	Miller Brewing Company, 144A	5.500%	8/15/13	BBB+	58,609

10	Pepsi Bottling Group LLC	5.500%	4/01/16	A	10,833

65	PepsiCo Inc.	3.750%	3/01/14	Aa2	67,235
282	Total Beverages				298,335
	Building Products – 0.0%

40	Dayton Superior Corporation, (3), (4), (13)	13.000%	6/15/10	Caa3	8,000

4	Masco Corporation	5.875%	7/15/12	BBB	4,088
44	Total Building Products				12,088
	Capital Markets – 1.4%

105	Bank of New York Mellon	4.300%	5/15/14	Aa2	110,618

320	Goldman Sachs Group, Inc.	5.500%	11/15/14	A1	341,917

170	Jefferies Group Inc.	8.500%	7/15/19	BBB	186,140

120	Morgan Stanley	5.950%	12/28/17	A	123,969
715	Total Capital Markets				762,644

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Income Fund (continued)

(currently known as Nuveen Multi-Strategy Core Bond Fund)

December 31, 2009

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Chemicals – 1.5%

$190	Airgas, Inc.	4.500%	9/15/14	BBB	$193,081

145	Cabot Corporation	5.000%	10/01/16	BBB+	142,403

75	E.I. Du Pont de Nemours and Company	3.250%	1/15/15	A	74,383

90	IMC Global Inc.	7.300%	1/15/28	Baa2	94,960

50	Methanex Corporation	8.750%	8/15/12	BBB–	52,125

195	Potash Corporation of Saskatchewan	3.750%	9/30/15	A–	194,314

75	Praxair, Inc.	4.500%	8/15/19	A	75,375
820	Total Chemicals				826,641
	Commercial Banks – 1.6%

150	Barlcays Bank PLC	5.000%	9/22/16	AA–	153,489

115	BB&T Corporation	5.700%	4/30/14	A1	124,601

6	Charter One Bank FSB	6.375%	5/15/12	A3	6,129

140	Credit Suisse New York	5.500%	5/01/14	Aa1	152,075

4	Key Bank NA	7.000%	2/01/11	A3	4,155

25	National City Bank	6.200%	12/15/11	A	26,634

60	PNC Funding Corporation	6.700%	6/10/19	A	67,258

6	SunTrust Banks Inc.	6.375%	4/01/11	A3	6,238

95	US Bancorp	4.200%	5/15/14	Aa3	98,712

9	US Bank NA Minnesota	6.375%	8/01/11	Aa2	9,679

74	Wachovia Corporation	5.250%	8/01/14	A+	76,687

170	Wells Fargo & Company	5.250%	10/23/12	AA–	181,606
854	Total Commercial Banks				907,263
	Commercial Services & Supplies – 0.5%

50	Browning Ferris-Allied Waste	9.250%	5/01/21	BBB	59,476

11	Education Management LLC	10.250%	6/01/16	B–	11,825

110	GATX Corporation	4.750%	10/01/12	BBB+	112,397

100	Geokinetics Holdings Inc., 144A	9.750%	12/15/14	B	98,750
271	Total Commercial Services & Supplies				282,448
	Communications Equipment – 0.0%

10	Cisco Systems, Inc.	5.500%	2/22/16	A+	10,993

1	Motorola, Inc.	7.625%	11/15/10	Baa3	1,036

3	Motorola, Inc.	7.500%	5/15/25	Baa3	2,877
14	Total Communications Equipment				14,906
	Computers & Peripherals – 0.2%

20	Dell Inc.	3.375%	6/15/12	A2	20,695

35	Hewlett Packard Company	4.500%	3/01/13	A	37,133

35	International Business Machines Corporation (IBM)	4.750%	11/29/12	A+	37,628
90	Total Computers & Peripherals				95,456
	Consumer Finance – 0.4%

185	American Express Credit Corporation	7.300%	8/20/13	A2	208,085
	Containers & Packaging – 0.3%

95	Intertape Polymer US Inc.	8.500%	8/01/14	Caa1	81,819

50	Rock-Tenn Company	5.625%	3/15/13	BBB–	50,063

40	Tekni-Plex Inc.	10.875%	8/15/12	N/R	36,350
185	Total Containers & Packaging				168,232

14	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Financial Services – 1.8%

$185	Capital One Financial Corporation	7.375%	5/23/14	Baa1	$209,661

225	Citigroup Inc.	6.125%	11/21/17	A	227,146

65	Citigroup Inc.	6.000%	10/31/33	A–	56,092

65	General Electric Capital Corporation	5.625%	9/15/17	AA+	67,069

80	JP Morgan Chase & Company	5.375%	10/01/12	Aa3	86,626

210	JP Morgan Chase & Company	6.000%	1/15/18	Aa3	226,110

90	National Rural Utilities Cooperative Finance Corporation	7.250%	3/01/12	A	98,981
920	Total Diversified Financial Services				971,685
	Diversified Telecommunication Services – 2.5%

50	AT&T, Inc.	6.800%	5/15/36	A	53,418

90	Cequel Communication Holdings I, 144A	8.625%	11/15/17	B–	91,350

120	Cincinnati Bell Inc.	8.375%	1/15/14	B2	122,700

130	Citizens Communications Company	9.000%	8/15/31	BB	128,375

145	Cox Communications, Inc.	5.500%	10/01/15	BBB–	154,075

90	France Telecom	5.375%	7/08/19	A–	95,052

110	Hughes Network Systems LLC	9.500%	4/15/14	B1	114,125

100	Paetec Holding Corporation	8.875%	6/30/17	B1	101,750

215	Telecom Italia Capital	5.250%	10/01/15	BBB	225,071

130	Telefonica Emisiones SAU	4.949%	1/15/15	A–	139,117

55	Verizon Communications	6.250%	4/01/37	A	55,965

100	Windstream Corporation, 144A	7.875%	11/01/17	BB–	99,250
1,335	Total Diversified Telecommunication Services				1,380,248
	Electric Utilities – 1.0%

35	American Electric Power	5.250%	6/01/15	BBB	36,299

20	Carolina Power and Light Company	5.125%	9/15/13	A1	21,425

14	Duke Capital LLC	5.668%	8/15/14	BBB	15,170

105	Duke Energy Corporation	6.250%	1/15/12	A–	113,572

75	Exelon Corporation	4.900%	6/15/15	Baa1	77,462

2	FirstEnergy Corporation	6.450%	11/15/11	BBB–	2,145

5	FirstEnergy Corporation	7.375%	11/15/31	BBB–	5,435

250	Niagara Mohawk Power Company, 144A	3.553%	10/01/14	A–	249,504

10	Progress Energy, Inc.	7.000%	10/30/31	BBB	10,928

5	PSE&G Power LLC	8.625%	4/15/31	Baa1	6,481
521	Total Electric Utilities				538,421
	Electrical Equipment – 0.0%

25	Emerson Electric Company	5.250%	10/15/18	A	26,317
	Electronic Equipment & Instruments – 0.9%

190	Agilent Technologies Inc.	5.500%	9/14/15	BBB–	199,401

130	Sanmina-SCI Corporation	8.125%	3/01/16	B2	130,325

130	ViaSystems Inc., 144A	12.000%	1/15/15	B+	139,913
450	Total Electronic Equipment & Instruments				469,639
	Energy Equipment & Services – 1.5%

33	Halliburton Company	5.500%	10/15/10	A	34,349

250	Kinder Morgan Energy Partners, L.P.	6.500%	9/01/39	BBB	252,783

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Income Fund (continued)

(currently known as Nuveen Multi-Strategy Core Bond Fund)

December 31, 2009

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Energy Equipment & Services (continued)

$85	Nabors Industries Inc.	9.250%	1/15/19	BBB+	$104,268

200	Plains All American Pipeline L.P	5.750%	1/15/20	BBB–	200,527

50	Rockies Express Pipeline Company, 144A	6.250%	7/15/13	BBB	54,673

55	Transocean Sedco Inc.	6.000%	3/15/18	BBB+	58,777

90	Trico Shipping AS, 144A	11.875%	11/01/14	B1	94,163
763	Total Energy Equipment & Services				799,540
	Food & Staples Retailing – 1.0%

25	CVS Caremark Corporation	5.750%	8/15/11	BBB+	26,632

165	Kroger Co	3.900%	10/01/15	BBB	166,112

2	Kroger Co	7.500%	4/01/31	BBB	2,335

135	Safeway Inc.	6.250%	3/15/14	BBB	148,403

135	Wal-Mart Stores, Inc.	3.200%	5/15/14	AA	137,617

50	Wal-Mart Stores, Inc.	5.800%	2/15/18	AA	55,578
512	Total Food & Staples Retailing				536,677
	Food Products – 0.7%

100	General Mills, Inc.	6.000%	2/15/12	BBB+	108,022

27	Kellogg Company	7.450%	4/01/31	A3	32,830

85	Kraft Foods Inc.	6.125%	2/01/18	BBB+	89,523

135	Pinnacle Foods Finance LLC	10.625%	4/01/17	CCC+	141,075
347	Total Food Products				371,450
	Gas Utilities – 0.0%

2	Consolidated Natural Gas Company	5.000%	12/01/14	A–	2,132
	Health Care Providers & Services – 0.1%

50	HCA Inc.	8.750%	9/01/10	B–	51,438
	Hotels, Restaurants & Leisure – 0.8%

135	Ameristar Casinos, Inc., 144A	9.250%	6/01/14	BB–	140,738

90	Dave & Busters Inc.	11.250%	3/15/14	B–	93,825

85	McDonald’s Corporation	5.800%	10/15/17	A	94,088

100	Tricon Golbal Restaurants Incorporated	8.875%	4/15/11	BBB–	108,240
410	Total Hotels, Restaurants & Leisure				436,891
	Household Products – 0.5%

150	Clorox Company	3.550%	11/01/15	BBB+	148,489

115	Norcraft Companies Finance, 144A	10.500%	12/15/15	B2	118,450

20	Procter and Gamble Company	4.850%	12/15/15	AA–	21,821
285	Total Household Products				288,760
	Independent Power Producers & Energy Traders – 0.3%

160	Dynegy Holdings, Inc., Term Loan	7.750%	6/01/19	B	139,600
	Industrial Conglomerates – 1.2%

300	Textron Inc.	7.250%	10/01/19	BBB–	311,063

190	Timken Company	6.000%	9/15/14	BBB–	200,154

125	Tyco International Group	6.000%	11/15/13	BBB+	137,042
615	Total Industrial Conglomerates				648,259
	Insurance – 0.5%

100	Berkshire Hathaway Inc.	5.400%	5/15/18	AAA	104,655

40	International Lease Finance Corporation	5.650%	6/01/14	BBB+	30,258

16	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance (continued)

$75	MetLife Inc.	7.717%	2/15/19	A–	$88,284

55	Prudential Financial Inc.	4.750%	4/01/14	A	55,143
270	Total Insurance				278,340
	IT Services – 1.0%

150	First Data Corporation	9.875%	9/24/15	B–	140,625

70	Fiserv Inc.	6.125%	11/20/12	BBB	76,271

50	GXS Worldwide Inc., 144A	9.750%	6/15/15	B	49,375

135	Seagate Technology HDD Holdings	6.800%	10/01/16	Ba3	131,288

145	Sungard Data Systems Inc.	10.625%	5/15/15	B	160,406
550	Total IT Services				557,965
	Machinery – 0.5%

5	Caterpillar Inc.	6.050%	8/15/36	A	5,349

15	Deere & Company	6.950%	4/25/14	A	17,332

150	Greenbrier Companies, Inc.	8.375%	5/15/15	CCC	124,688

125	Toys R Us Property Company Inc., 144A	10.750%	7/15/17	B+	137,500
295	Total Machinery				284,869
	Media – 3.6%

100	AOL Time Warner	6.875%	5/01/12	BBB	109,534

130	Cablevision Systems Corporation, 144A	8.625%	9/15/17	B+	136,013

10	Clear Channel Worldwide Holdings Inc., 144A	9.250%	12/15/17	B	10,250

40	Clear Channel Worldwide Holdings Inc., 144A	9.250%	12/15/17	B	41,400

90	Comcast Corporation	5.850%	11/15/15	BBB+	99,018

55	Comcast Corporation	6.450%	3/15/37	BBB+	56,893

275	DIRECTV Holdings LLC	7.625%	5/15/16	BBB-	300,821

10	Gannett Company Inc., 144A	8.750%	11/15/14	Baa3	10,400

25	Gannett Company Inc., 144A	9.375%	11/15/17	Baa3	25,938

125	LIN Television Corporation	6.500%	5/15/13	B–	121,250

40	News America, Inc., 144A	6.150%	3/01/37	BBB+	39,926

115	Nielsen Finance LLC Co	11.625%	2/01/14	B–	129,806

45	Salem Communications Corp., 144A	9.625%	12/15/16	B	47,363

96	Sinclair Broadcast Group	8.000%	3/15/12	CCC+	94,080

90	Sinclair Television Group, 144A	9.250%	11/01/17	B2	94,050

170	Thomson Reuters Corporation	4.700%	10/15/19	A–	167,787

130	Time Warner Cable Inc.	6.200%	7/01/13	BBB	142,912

35	Time Warner Cable Inc.	6.550%	5/01/37	BBB	35,779

150	TL Acquisitions Inc., 144A	13.250%	7/15/15	CCC+	146,438

100	Valassis Communications Inc.	8.250%	3/01/15	B–	100,250

25	Walt Disney Company	6.000%	7/17/17	A	27,479

2	Walt Disney Company	7.000%	3/01/32	A	2,348

45	WMG Acquisition Group	9.500%	6/15/16	BB	48,431
1,903	Total Media				1,988,166
	Metals & Mining – 0.9%

45	Algoma Acquisition Corporation, 144A	9.875%	6/15/15	CCC+	38,531

80	BHP Billiton Finance Limited	5.500%	4/01/14	A+	87,830

115	Compass Minerals International Inc.	8.000%	6/01/19	B+	119,025

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Income Fund (continued)

(currently known as Nuveen Multi-Strategy Core Bond Fund)

December 31, 2009

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Metals & Mining (continued)

$95	Essar Steel Algoma Inc., 144A	9.375%	3/15/15	B+	$94,169

75	Steel Dynamics, Inc.	7.375%	11/01/12	BB+	77,625

25	Steel Dynamics, Inc.	7.750%	4/15/16	BB+	26,156

60	United States Steel Corporation	6.050%	6/01/17	BB	57,364
495	Total Metals & Mining				500,700
	Multi-Line Retail – 1.2%

120	Costco Wholesale Corporation	5.300%	3/15/12	A	129,519

86	Dollar General Corporation	11.875%	7/15/17	B	99,760

8	Federated Department Stores, Inc.	6.900%	4/01/29	BB	7,080

75	Home Depot, Inc.	5.400%	3/01/16	BBB+	78,617

150	Neiman Marcus Group Inc.	10.375%	10/15/15	CCC+	147,750

170	Target Corporation	5.375%	5/01/17	A+	182,711
609	Total Multi-Line Retail				645,437
	Multi-Utilities – 0.3%

90	Bon-Ton Department Stores Inc.	10.250%	3/15/14	CCC	83,475

45	Dominion Resources Inc.	6.250%	6/30/12	A–	48,632

16	Pacific Gas and Electric Company	6.050%	3/01/34	A3	16,758

11	Reliant Energy, Centerpoint Energy Inc.	7.750%	2/15/11	BBB	11,637

9	Virginia Electric and Power Company	4.750%	3/01/13	A–	9,424
171	Total Multi-Utilities				169,926
	Oil, Gas & Consumable Fuels – 5.7%

95	Anadarko Petroleum Corporation	7.625%	3/15/14	BBB–	109,487

40	Apache Corporation	6.000%	1/15/37	A–	42,708

130	Berry Petroleum Company	10.250%	6/01/14	B+	142,025

100	BP Capital Markets PLC	3.625%	5/08/14	Aa1	102,403

210	Cenovus Energy Inc., 144A	4.500%	9/15/14	BBB+	217,000

125	Chevron Corporation	3.950%	3/03/14	Aa1	130,627

90	Comstock Resources Inc.	8.375%	10/15/17	B	92,475

10	Devon Energy Corporation	7.950%	4/15/32	BBB+	12,750

10	Duke Energy Field Services Corporation	7.875%	8/16/10	BBB	10,398

91	Energy XXI Gulf Coast Inc., 144A	16.000%	6/15/14	B+	100,618

71	Energy XXI Gulf Coast Inc.	10.000%	6/15/13	CCC+	66,390

170	Enterprise Products Operating Group LLP	4.600%	8/01/12	BBB–	179,643

85	EOG Resources Inc.	5.625%	6/01/19	A–	90,464

165	McMoran Exploration Corporation	11.875%	11/15/14	B	169,950

20	Occidental Petroleum Corporation	6.750%	1/15/12	A	21,894

140	Occidental Petroleum Corporation	4.125%	6/01/16	A	141,222

50	Premcor Refining Group Inc.	7.500%	6/15/15	BBB	49,687

90	Sandridge Energy Inc.	8.625%	4/01/15	B+	90,450

85	Sandridge Energy Inc., 144A	8.750%	1/15/20	B+	85,425

510	Shell International Finance BV	4.300%	9/22/19	Aa1	504,863

115	StatOilHydro ASA	2.900%	10/15/14	Aa2	114,651

185	Stone Energy Corporation	6.750%	12/15/14	B	166,038

245	SunCor Energy Inc.	6.100%	6/01/18	BBB+	263,327

85	Targa Resources Inc.	8.500%	11/01/13	B	88,825

18	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Oil, Gas & Consumable Fuels (continued)

$10	Tosco Corporation	8.125%	2/15/30	A1	$12,109

10	Valero Energy Corporation	7.500%	4/15/32	BBB	10,312

115	W&T Offshore, Inc., 144A	8.250%	6/15/14	B	109,825

10	XTO Energy, Inc.	6.250%	4/15/13	BBB	11,022
3,062	Total Oil, Gas & Consumable Fuels				3,136,588
	Paper & Forest Products – 0.0%

8	Westvaco Corporation	8.200%	1/15/30	BBB	8,251
	Personal Products – 0.2%

135	Elizabeth Arden Inc.	7.750%	1/15/14	B1	133,650
	Pharmaceuticals – 0.0%

3	Schering-Plough Corporation	6.500%	12/01/33	AA–	3,381
	Real Estate – 0.2%

90	Potlatch Corporation, 144A	7.500%	11/01/19	Ba1	91,412
	Road & Rail – 0.1%

18	Burlington Northern Santa Fe Corporation	6.750%	7/15/11	Baa1	19,392

13	Canadian National Railways Company	6.250%	8/01/34	A–	14,256

10	CSX Corporation	5.600%	5/01/17	BBB–	10,389

17	Norfolk Southern Corporation	7.700%	5/15/17	BBB+	19,929
58	Total Road & Rail				63,966
	Specialty Retail – 1.4%

300	CenturyTel Inc.	6.150%	9/15/19	BBB–	307,268

80	Michael’s Stores	11.375%	11/01/16	CCC	84,600

140	Phillips-Van Heusen Corporation	7.750%	11/15/23	BBB–	129,228

115	Sally Holdings Inc.	10.500%	11/15/16	B–	124,200

95	TJX Companies, Inc.	4.200%	8/15/15	A	99,515
730	Total Specialty Retail				744,811
	Tobacco – 0.5%

135	Alliance One International Inc., 144A	10.000%	7/15/16	B+	142,425

120	Altria Group Inc.	8.500%	11/10/13	Baa1	138,791
255	Total Tobacco				281,216
	Trading Companies & Distributors – 0.0%

30	Russel Metals Inc.	6.375%	3/01/14	BB	28,650
	Wireless Telecommunication Services – 1.2%

95	Cricket Communications Inc.	10.000%	7/15/15	B–	96,781

40	IntelSat Jackson Holding, 144A	8.500%	11/01/19	B+	41,399

100	IntelSat Jackson Holding	9.500%	6/15/16	B+	107,499

105	MetroPCS Wireless Inc.	9.250%	11/01/14	B	106,837

50	Nokia Corporation	5.375%	5/15/19	A	51,140

60	Rogers Wireless Communications Inc.	6.375%	3/01/14	BBB	66,492

95	Sprint Capital Corporation	6.900%	5/01/19	BB	87,874

80	Vodafone Group PLC	5.350%	2/27/12	A–	85,397
625	Total Wireless Telecommunication Services				643,419
$20,129	Total Corporate Bonds (cost $19,431,764)				20,800,648

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Income Fund (continued)

(currently known as Nuveen Multi-Strategy Core Bond Fund)

December 31, 2009

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 31.6%

	U.S. Treasury Bonds/Notes – 31.6%

$190	Tennessee Valley Authority	5.250%	9/15/39	AAA	$188,965

100	United States of America Treasury Bonds/Notes, (5)	6.375%	8/15/27	AAA	122,156

375	United States of America Treasury Bonds/Notes	5.250%	11/15/28	AAA	406,465

450	United States of America Treasury Bonds/Notes	4.750%	2/15/37	AAA	459,985

275	United States of America Treasury Bonds/Notes	4.250%	5/15/39	AAA	258,071

200	United States of America Treasury Bonds/Notes	4.375%	11/15/39	AAA	191,500

1,200	United States of America Treasury Bonds/Notes	1.125%	12/15/11	AAA	1,200,798

1,650	United States of America Treasury Bonds/Notes	4.625%	12/31/11	AAA	1,763,439

1,500	United States of America Treasury Bonds/Notes	4.500%	3/31/12	AAA	1,605,939

400	United States of America Treasury Bonds/Notes	1.375%	4/15/12	AAA	400,500

525	United States of America Treasury Bonds/Notes	4.625%	7/31/12	AAA	567,164

1,150	United States of America Treasury Bonds/Notes	1.750%	8/15/12	AAA	1,157,817

250	United States of America Treasury Bonds/Notes	1.375%	9/15/12	AAA	248,907

750	United States of America Treasury Bonds/Notes	1.375%	10/15/12	AAA	746,016

300	United States of America Treasury Bonds/Notes	1.125%	12/15/12	AAA	295,266

500	United States of America Treasury Bonds/Notes	2.750%	2/28/13	AAA	515,313

400	United States of America Treasury Bonds/Notes	3.750%	11/15/18	AAA	400,094

350	United States of America Treasury Bonds/Notes	2.750%	2/15/19	AAA	322,328

1,500	United States of America Treasury Bonds/Notes	3.125%	5/15/19	AAA	1,421,016

300	United States of America Treasury Bonds/Notes	3.625%	8/15/19	AAA	295,031

1,000	United States of America Treasury Bonds/Notes	3.375%	11/15/19	AAA	962,193

1,500	United States of America Treasury Securities, STRIPS (I/O)	0.000%	5/15/12	AAA	1,456,995

105	United States of America Treasury Securities, STRIPS (I/O)	0.000%	8/15/18	AAA	74,549

400	United States of America Treasury Securities, STRIPS (I/O)	0.000%	5/15/32	AAA	134,840

3,410	United States of America Treasury Securities, STRIPS (P/O), (5)	0.000%	11/15/21	AAA	2,010,267

550	United States of America Treasury Securities, STRIPS (P/O)	0.000%	2/15/39	AAA	139,206
$19,330	Total U.S. Government and Agency Obligations (cost $17,552,008)				17,344,820

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 54.0%

	Autos – Asset-Backed Securities – 9.4%

$450	Bank of America Auto Trust	2.670%	7/15/13	AAA	$457,662

300	Bank of America Auto Trust, Series 2009- 2A, 144A	2.130%	9/15/13	AAA	302,990

92	Capital Auto Receivables Asset Trust, Series 2007-2-A3A	5.020%	9/15/11	AAA	93,735

9	Daimer Chrysler Auto Trust, Series 2006D	4.980%	2/08/11	AAA	8,993

141	Daimler Chrysler Auto Trust 2008B	5.320%	11/10/14	AA	147,618

300	Ford Credit Auto Owner Trust 2006B-C	5.680%	6/15/12	AAA	313,370

341	Ford Credit Auto Owner Trust, 2008A-3A	3.960%	4/15/12	AAA	347,106

76	Hyundai Auto Receivables Trust 2007A, Class A3A	5.040%	1/17/12	AAA	77,650

300	Hyundai Auto Receivables Trust 2009A	2.030%	8/15/13	AAA	302,095

580	Nissan Auto Receivables Owners Trust 2008-C	5.930%	7/16/12	AAA	605,404

550	Nissan Auto Receivables Owners Trust, Series 2009-1	5.000%	9/15/14	AAA	574,831

447	Nissan Auto Receveivables Owners Trust 2008-A3	3.890%	8/15/11	AAA	452,202

1,400	Volkswagen Auto Loan Enhanced Trust, 2008-2, Class A3A	5.470%	3/20/13	AAA	1,474,568
4,986	Total Autos				5,158,224

20	Nuveen Investments

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		Credit Cards – Asset-Backed Securities – 8.0%

$175		American Express Credit Card Master Trust, Class C Series 2007-6	0.513%	1/15/13	A–	$174,002

500		American Express Issuance Trust 2008-2A	4.020%	1/18/11	AAA	502,151

75		Bank of America Alternative Loan Trust, Series 2005-5 2 CB1	6.000%	6/25/35	Ba1	49,984

850		Chase Issuance Trust Series 2008-A9	4.260%	5/15/13	AAA	883,983

750		CitiBank Credit Card Issuance Trust, Serie 2006-A4	5.450%	5/10/13	AAA	789,649

550		CitiBank Credit Card Issuance Trust, Series 2009-A5	2.250%	10/23/14	AAA	543,455

205		Discover Card Master Trust 2008, Class A3	5.100%	10/15/13	AAA	214,559

530		General Electric Master Credit Card Trust, Series 2009-3A	2.540%	9/15/14	AAA	530,665

700		MBNA Credit Card Master Note Trust Series 2005-A3	4.100%	10/15/12	AAA	708,336
4,335		Total Credit Cards				4,396,784
		Home Equity – Asset-Backed Securities – 0.0%

—	(6)	Master Asset Backed Securities Trust 2005-WMC1, Mortgage Pass Through Certificates, Class N-1	4.940%	3/26/35	CC	—
		Other – Asset-Backed Securities – 0.1%

49		SLM Student Loan Trust 2007-7 Class A1	0.422%	10/25/12	AAA	49,450
		Commercial – Mortgage-Backed Securities – 1.5%

350		Banc of America Commercial Mortgage Pass- Through Certificates, Series 2005	4.933%	7/10/45	AAA	336,403

500		CS First Boston Mortgage Securities Corporation, Commercial Mortgage Pass- Through Certificates, Series 2004-C1	4.750%	1/15/37	AAA	494,324
850		Total Commercial				830,727
		Residential – Mortgage-Backed Securities – 35.0%

3,212		Federal National Mortgage Interest Strip Series 366-25	5.000%	10/01/35	AAA	407,207

478		Federal National Mortgage Pool 735060	6.000%	11/01/34	AAA	510,392

194		Federal National Mortgage Pool 735606	4.379%	5/01/35	AAA	201,502

276		Federal National Mortgage Pool 824163	5.500%	4/01/35	AAA	290,144

218		Federal National Mortgage Pool 838948	5.108%	8/01/35	AAA	226,632

284		Federal National Mortgage Pool 905597	6.063%	12/01/36	AAA	302,845

722		Federal National Mortgage Pool 946228	6.123%	9/01/37	AAA	770,045

7,000		Federal National Mortgage Pools (MDR) (WI/DD)	5.500%	TBA	AAA	7,403,592

2,750		Federal National Mortgage Pools (MDR) (WI/DD)	6.000%	TBA	AAA	2,912,852

5,420		Federal National Mortgage Pools (MDR) (WI/DD)	5.000%	TBA	AAA	5,562,275

85		Federal Home Loan Mortgage Corporation, Mortgage Pool 1B3220	5.929%	1/01/37	AAA	89,663

126		Federal Home Loan Mortgage Corporation, Series 2376	5.500%	11/15/16	AAA	133,043

150		Federal Home Loan Mortgage Corporation, Mortgage Series 2963	5.500%	5/15/28	AAA	155,237

216		Federal Home Loan Mortgage Corporation, Mortgage Pool 847681	6.208%	12/01/36	AAA	231,618

53		Wells Fargo Mortgage Backed Securities, 2005-AR16 Class 3A2, (13)	4.083%	10/25/35	AAA	43,478
21,184		Total Residential				19,240,525
$31,404		Total Asset-Backed and Mortgage-Backed Securities (cost $29,392,440)				29,675,710

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		CAPITAL PREFERRED SECURITIES – 0.0%

		Capital Markets – 0.0%

$8		First Union Institutional Capital Securities I	8.040%	12/01/26	A–	$7,879
$8		Total Capital Preferred Securities (cost $8,605)				7,879

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Income Fund (continued)

(currently known as Nuveen Multi-Strategy Core Bond Fund)

December 31, 2009

Principal Amount (000) (7)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		SOVEREIGN DEBT – 3.7%

		Colombia – 3.3%

$10		Republic of Colombia	8.250%	12/22/14	BBB–	$11,800

2,925,000	COP	Republic of Colombia	12.000%	10/22/15	BB+	1,761,914
		Total Colombia				1,773,714
		Hungary – 0.1%

60		Republic of Hungary, Treasury Bill	4.750%	2/03/15	Baa1	59,590
		Israel – 0.1%

65		State of Israel	5.500%	11/09/16	A1	69,840
		Mexico – 0.1%

65		United Mexican States	6.625%	3/03/15	Baa1	72,475
		Poland – 0.1%

60		Republic of Poland	5.000%	10/19/15	A2	63,308
		Total Sovereign Debt (cost $2,118,707)				2,038,927

Principal Amount (000)		Description (1)		Optional Call Provisions (8)	Ratings (2)	Value
		MUNICIPAL BONDS – 0.3%

		Connecticut – 0.3%

$150		Connecticut State, General Obligation Bonds, Series 2008A, 5.850%, 3/15/32		3/18 at 100.00	AA	$152,553
$150		Total Municipal Bonds (cost $150,000)				152,553
Principal Amount (000)		Description (1)		Coupon	Maturity	Value

		SHORT-TERM INVESTMENTS – 2.6%

$1,442		Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/09, repurchase price $1,441,872, collateralized by $1,485,000 U.S. Treasury Notes, 3.250%, due 12/31/16, value $1,473,863		0.000%	1/04/10	$1,441,872
		Total Short-Term Investments (cost $1,441,872)				1,441,872
		Total Investments (cost $70,273,296) – 130.3%				71,646,903

22	Nuveen Investments

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Notional Amount	Premium	Value
	CALL SWAPTIONS WRITTEN – (0.0)%

OTC-10-Year
Interest Rate Swap	BNP Paribas	3-Month LIBOR-BBA	Receive	1/04/10	$(645,000)	$(6,837)	$—
	Total Call Swaptions Written (premiums received $6,837)						—

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Notional Amount	Premium	Value
	PUT SWAPTIONS WRITTEN – (0.0)%

OTC-10-Year
Interest Rate Swap	BNP Paribas	3-Month LIBOR-BBA	Pay	1/04/10	$(645,000)	$(6,837)	$(24,059)
	Total Put Swaptions Written (premiums received $6,837)						(24,059)
	Other Assets Less Liabilities – (30.3)%						(16,649,844)
	Net Assets – 100%						$54,973,000

Investments in Derivatives

Forward Foreign Currency Exchange Contracts outstanding at December 31, 2009:

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Chilean Peso	331,128,000	U.S. Dollar	600,000	1/08/10	$(52,602)
Chilean Peso	332,822,500	U.S. Dollar	670,000	2/04/10	13,439
Colombian Peso	1,287,250,000	U.S. Dollar	650,751	1/29/10	22,057
Colombian Peso	2,823,150,000	U.S. Dollar	1,488,218	3/15/10	113,614
Euro	60,650	U.S. Dollar	90,581	1/29/10	3,638
New Zealand Dollar	12,050	U.S. Dollar	8,714	1/29/10	(22)
South African Rand	47,625	U.S. Dollar	6,292	1/29/10	(132)
U.S. Dollar	644,180	Chilean Peso	331,128,000	1/08/10	8,421
U.S. Dollar	670,000	Hungarian Forint	127,708,700	1/19/10	7,653
U.S. Dollar	675,000	Turkish Lira	1,018,778	1/25/10	5,146
U.S. Dollar	86,976	Euro	60,650	1/29/10	(33)
U.S. Dollar	617,878	Brazilian Real	1,080,298	2/02/10	(1,101)
U.S. Dollar	670,000	Polish Zloty	1,832,087	2/03/10	(31,401)
U.S. Dollar	635,662	Mexican Peso	8,204,679	2/04/10	(10,650)
U.S. Dollar	616,281	Australian Dollar	680,000	2/18/10	(8,200)
U.S. Dollar	625,561	South African Rand	4,735,872	2/18/10	10,806
U.S. Dollar	139,722	Colombian Peso	261,000,000	3/15/10	(12,640)
					$67,993

Interest Rate Swaps outstanding at December 31, 2009:

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency		Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Barclays Bank PLC	5,400,000	EUR	Receive	6-Month EURIBOR	2.630%	Annually		1/07/11	$(245,800)	$(245,800)
Barclays Bank PLC	2,490,000	EUR	Pay	6-Month EURIBOR	3.735	Annually		1/07/19	176,427	176,427
Barclays Bank PLC	820,000	GBP	Receive	6-Month LIBOR-BBA	4.320	Semi-Annually		7/27/19	(47,031)	(47,031)
Barclays Bank PLC	560,000	EUR	Receive	6-Month EURIBOR	3.590	Annually		1/07/39	28,870	28,870
Citibank	10,320,000	MXN	Pay	28-Day MXN-TIIE	7.330	28-Day		11/19/14	(5,278)	(5,278)
Citibank	9,500,000	NOK	Receive	6-Month NIBOR	4.590	Annually		12/17/19	11,385	11,385
Citibank	3,410,000	USD	Receive	3-Month LIBOR-BBA	0.000	11/15/21	(9)	11/15/21	(182,026)	(182,026)
Credit Suisse	280,000,000	JPY	Pay	6-Month LIBOR-BBA	0.543	Semi-Annually		11/26/11	3,108	3,108
Credit Suisse	468,000,000	JPY	Receive	6-Month LIBOR-BBA	0.793	Semi-Annually		11/26/14	(26,587)	(26,587)
Credit Suisse	188,000,000	JPY	Pay	6-Month LIBOR-BBA	1.406	Semi-Annually		11/26/19	3,880	3,880

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Income Fund (continued)

(currently known as Nuveen Multi-Strategy Core Bond Fund)

December 31, 2009

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency		Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Goldman Sachs	8,250,000	ZAR	Receive	3-Month JIBAR	9.950%	Quarterly		10/23/18	$(84,539)	$(84,539)
Goldman Sachs	4,300,000	PLN	Receive	6-Month WIBOR	5.580	Annually		8/14/19	14,606	14,606
JPMorgan	83,000,000	MXN	Pay	28-Day MXN-TIIE	6.260	28-Day		11/01/11	11,501	11,501
JPMorgan	5,000,000	BRL	Pay	12-Month BRAZIBOR	10.910	1/04/12	(10)	1/02/12	(21,649)	(21,649)
JPMorgan	2,500,000	BRL	Pay	12-Month BRAZIBOR	11.020	1/04/12	(10)	1/02/12	(7,904)	(7,904)
JPMorgan	1,452,000,000	CLP	Pay	6-Month CLICP	4.580	Semi-Annually		8/10/14	(9,830)	(9,214)
JPMorgan	6,400,000	ZAR	Receive	3-Month JIBAR	9.940	Quarterly		8/07/18	(63,202)	(63,202)
Morgan Stanley	4,700,000	BRL	Pay	12-Month BRAZIBOR	10.970	1/04/12	(10)	1/02/12	(20,697)	(20,697)
Royal Bank of Canada	1,740,000	NZD	Pay	3-Month NZD-BBR	6.045	Semi-Annually		6/22/19	(6,093)	(9,100)
										$(473,250)
*	Annualized.

Credit Default Swaps outstanding at December 31, 2009:

Counterparty	Referenced Entity	Buy/Sell Protection		Current Credit Spread (11)	Notional Amount	Fixed Rate*	Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Bank of America	Ford Motor Company	Sell	(12)	6.85%	$340,000	5.000%	12/20/14	$(22,465)	$14,935
Barclays Bank PLC	TRW Automotive, Inc.	Sell	(12)	4.20	200,000	5.000	3/20/15	7,026	1,149
Citibank	Masco Corporation	Buy	(12)	1.73	1,300,000	5.150	3/20/14	(173,906)	(173,906)
Credit Suisse	Harrah’s Operating Company, Inc., LCDS	Sell	(12)	5.73	460,000	5.000	6/20/10	(861)	49,739
Credit Suisse	Harrah’s Operating Company, Inc.	Buy	(12)	5.24	460,000	5.000	6/20/10	(197)	(142,797)
Credit Suisse	Tesoro Corporation	Buy	(12)	3.56	1,300,000	5.000	9/20/14	(76,216)	(27,672)
Deutsche Bank	Aetna Inc.	Buy	(12)	0.43	1,300,000	1.150	3/20/14	(38,417)	(38,417)
Goldman Sachs	DJ Investment Grade CDX	Sell	(12)	0.81	992,000	1.000	6/20/14	7,842	50,556
Goldman Sachs	DJ High Yield CDX	Sell	(12)	4.81	940,000	5.000	6/20/14	7,922	269,947
JPMorgan	Mohawk Industries Inc.	Buy	(12)	1.73	1,300,000	3.700	3/20/14	(100,270)	(100,270)
JPMorgan	DJ Investment Grade CDX	Sell	(12)	0.81	843,200	1.000	6/20/14	6,666	40,877
JPMorgan	Chesapeake Energy Corporation	Sell	(12)	3.33	1,300,000	5.000	9/20/14	89,216	133,091
									$77,232
*	Annualized.

Futures Contracts outstanding at December 31, 2009:

Type	Contract Position	Number of Contracts	Contract Expiration	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
U.S. 5-Year Treasury Note	Short	(58)	3/10	$(6,634,203)	$106,138
U.S. 10-Year Treasury Note	Short	(4)	3/10	(461,813)	11,323
U.S. 30-Year Treasury Bond	Long	28	3/10	3,230,500	(136,451)
					$(18,990)

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

24	Nuveen Investments

The following is a summary of the Fund’s fair value measurements as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Convertible Bonds	$—	$184,494	$—	$184,494
Corporate Bonds	—	20,792,648	8,000	20,800,648
U.S. Government and Agency Obligations	13,339,998	4,004,822	—	17,344,820
Asset-Backed and Mortgage-Backed Securities	—	29,632,232	43,478	29,675,710
Preferred Securities**	—	7,879	—	7,879
Sovereign Debt	—	2,038,927	—	2,038,927
Municipal Bonds	—	152,553	—	152,553
Short-Term Investments	1,441,872	—	—	1,441,872
Call Swaptions Written	—	—	—	—
Put Swaptions Written	—	(24,059)	—	(24,059)
Derivatives:
Forward Foreign Currency Exchange Contracts*	—	67,993	—	67,993
Interest Rate Swaps*	—	(473,250)	—	(473,250)
Credit Default Swaps*	—	77,232	—	77,232
Futures Contracts*	(18,990)	—	—	(18,990)
Total	$14,762,880	$56,461,471	$51,478	$71,275,829
*	Represents net unrealized appreciation (depreciation).
**	Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the Fund at the end of the reporting period, if any.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

	Corporate Bonds Level 3	Asset-Backed and Mortgage- Backed Securities Level 3	Total Level 3
Balance at beginning of period Gains (losses):	$—	$—	$—
Net realized gains (losses)	—	—	—
Net change in unrealized appreciation (depreciation)	—	—	—
Net purchases at cost (sales at proceeds)	—	—	—
Net discounts (premiums)	—	—	—
Net transfers in to (out of) at end of period fair value	8,000	43,478	51,478
Balance at end of period	$8,000	$43,478	$51,478

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for financial reporting purposes.

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Income Fund (continued)

(currently known as Nuveen Multi-Strategy Core Bond Fund)

December 31, 2009

The following table presents the fair value of all derivative instruments held by the Fund as of December 31, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
		Asset Derivatives		Liability Derivatives
Underlying Risk Exposure	Derivative Instrument	Location	Value	Location	Value
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$184,774	Unrealized depreciation on forward foreign currency exchange contracts	$116,781

Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts	117,461	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts	136,451

Interest Rate	Swaptions	—	—	Swaptions written, at value	24,059

Interest Rate	Swaps	Unrealized appreciation on interest rate swaps	249,776	Unrealized depreciation on interest rate swaps	723,027

Credit	Swaps	Unrealized appreciation on credit default swaps	560,296	Unrealized depreciation on credit default swaps	483,062
Total			$1,112,307		$1,483,380

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of foreign currency transaction gains and losses, paydown gains and losses, amortization of premium and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2009, the cost of investments (excluding call and put swaptions written) was $70,274,825.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2009, were as follows:

Gross unrealized:
Appreciation	$1,916,770
Depreciation	(544,692)
Net unrealized appreciation (depreciation) of investments	$1,372,078

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(4)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(6)	Principal Amount (000) rounds to less than $1,000.

(7)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(8)	Optional Call Provisions; Dates: (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(9)	Fixed Rate Payment is due on Termination Date.

(10)	Fixed Rate Payment is due two business days after contract Termination Date.

(11)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

26	Nuveen Investments

(12)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(13)	For fair value measurement disclosure purposes, investment categorized as Level 3.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.
I/O	Interest only investment.
P/O	Principal only investment.
MDR	Denotes investment is subject to dollar roll transactions.
OTC	Over-The-Counter market transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
BRL	Brazilian Real
COP	Colombian Peso
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
USD	United States (U.S.) Dollar
ZAR	South African Rand
BRAZIBOR	Brazil Inter-Bank Offered Rate
CLICP	Sinacofi Chile Interbank Rate Average
EURIBOR	Euro Inter-Bank Offered Rate
JIBAR	Johannesburg Inter-Bank Agreed Rate
LIBOR-BBA	London Inter-Bank Offered Rate-British Bankers’ Association
MXN-TIIE	Mexican Peso Inter-Bank Equilibrium Interest Rate
NIBOR	Norwegian Inter-Bank Offered Rate
NZD-BBR	New Zealand Dollar-Bank Bill Rate
WIBOR	Warsaw Inter-Bank Offered Rate

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund

December 31, 2009

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 1.8%

	Commercial Services & Supplies – 1.0%

$1,690	Universal City Development Partners, 144A	8.875%	11/15/15	B3	$1,662,537
	Diversified Telecommunication Services – 0.8%

1,354	Qwest Communications International Inc.	7.500%	2/15/14	Ba3	1,365,848
$3,044	Total Convertible Bonds (cost $2,943,118)				3,028,385

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 92.1%

	Aerospace & Defense – 1.6%

$2,600	Global Aviation Holdings, 144A	14.000%	8/15/13	BB–	$2,596,750
	Auto Components – 4.7%

2,570	Affinia Group Inc.	9.000%	11/30/14	B3	2,505,750

3,110	Allison Transmission Inc., 144A	11.000%	11/01/15	CCC+	3,281,050

2,260	Cooper Tire & Rubber Company	7.625%	3/15/27	B	1,943,600
7,940	Total Auto Components				7,730,400
	Automobiles – 2.8%

4,325	Kar Holdings, Inc.	10.000%	5/01/15	Caa1	4,649,375
	Building Products – 0.1%

425	Dayton Superior Corporation, (3), (4)	13.000%	6/15/10	Caa3	85,000
	Chemicals – 1.6%

1,705	IMC Global Inc.	7.300%	1/15/28	Baa2	1,798,961

800	Methanex Corporation	8.750%	8/15/12	BBB–	834,000
2,505	Total Chemicals				2,632,961
	Commercial Banks – 0.8%

1,650	M&I Marshall & Ilsley Bank	4.850%	6/16/15	Baa1	1,295,648
	Commercial Services & Supplies – 2.7%

400	Browning Ferris-Allied Waste	9.250%	5/01/21	BBB	475,809

1,930	Browning Ferris-Allied Waste	7.400%	9/15/35	BBB	2,135,975

204	Education Management LLC	10.250%	6/01/16	B–	219,300

1,610	Geokinetics Holdings Inc., 144A	9.750%	12/15/14	B	1,589,875
4,144	Total Commercial Services & Supplies				4,420,959
	Construction Materials – 0.6%

1,040	Texas Industries Inc.	7.250%	7/15/13	B+	1,027,000
	Containers & Packaging – 2.9%

1,955	Intertape Polymer US Inc.	8.500%	8/01/14	Caa1	1,683,744

1,410	Rock-Tenn Company	5.625%	3/15/13	BBB–	1,411,763

1,900	Tekni-Plex Inc.	10.875%	8/15/12	N/R	1,726,625
5,265	Total Containers & Packaging				4,822,132
	Diversified Telecommunication Services – 7.6%

1,690	Cequel Communication Holdings I, 144A	8.625%	11/15/17	B–	1,715,350

2,560	Cincinnati Bell Inc.	8.375%	1/15/14	B2	2,617,600

2,430	Citizens Communications Company	9.000%	8/15/31	BB	2,399,625

2,250	Hughes Network Systems LLC	9.500%	4/15/14	B1	2,334,375

28	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Telecommunication Services (continued)

$1,840	Paetec Holding Corporation	8.875%	6/30/17	B1	$1,872,200

1,605	Windstream Corporation, 144A	7.875%	11/01/17	BB–	1,592,963
12,375	Total Diversified Telecommunication Services				12,532,113
	Electronic Equipment & Instruments – 2.9%

2,080	Sanmina-SCI Corporation	8.125%	3/01/16	B2	2,085,200

2,500	ViaSystems Inc., 144A	12.000%	1/15/15	B+	2,690,625
4,580	Total Electronic Equipment & Instruments				4,775,825
	Energy Equipment & Services – 1.2%

1,950	Trico Shipping AS, 144A	11.875%	11/01/14	B1	2,040,188
	Food Products – 1.6%

2,490	Pinnacle Foods Finance LLC	10.625%	4/01/17	CCC+	2,602,050
	Hotels, Restaurants & Leisure – 2.7%

2,570	Ameristar Casinos, Inc., 144A	9.250%	6/01/14	BB–	2,679,225

1,715	Dave & Busters Inc.	11.250%	3/15/14	B–	1,787,888
4,285	Total Hotels, Restaurants & Leisure				4,467,113
	Household Products – 1.3%

2,050	Norcraft Companies Finance, 144A	10.500%	12/15/15	B2	2,111,500
	Independent Power Producers & Energy Traders – 1.1%

2,080	Dynegy Holdings, Inc., Term Loan	7.750%	6/01/19	B	1,814,800
	IT Services – 4.7%

2,730	First Data Corporation	9.875%	9/24/15	B–	2,559,375

800	GXS Worldwide Inc., 144A	9.750%	6/15/15	B	790,000

1,570	Seagate Technology HDD Holdings	6.800%	10/01/16	Ba3	1,526,825

2,570	Sungard Data Systems Inc.	10.625%	5/15/15	B	2,843,063
7,670	Total IT Services				7,719,263
	Machinery – 3.3%

3,016	Greenbrier Companies, Inc.	8.375%	5/15/15	CCC	2,507,050

2,655	Toys R Us Property Company Inc., 144A	10.750%	7/15/17	B+	2,920,500
5,671	Total Machinery				5,427,550
	Media – 11.0%

2,575	Cablevision Systems Corporation, 144A	8.625%	9/15/17	B+	2,694,094

170	Clear Channel Worldwide Holdings Inc., 144A	9.250%	12/15/17	B	174,250

645	Clear Channel Worldwide Holdings Inc., 144A	9.250%	12/15/17	B	667,575

1,250	DIRECTV Holdings LLC	7.625%	5/15/16	BBB–	1,367,369

210	Gannett Company Inc., 144A	8.750%	11/15/14	Baa3	218,400

430	Gannett Company Inc., 144A	9.375%	11/15/17	Baa3	446,125

2,650	LIN Television Corporation	6.500%	5/15/13	B–	2,570,500

2,315	Nielsen Finance LLC Co	11.625%	2/01/14	B–	2,613,056

830	Salem Communications Corp., 144A	9.625%	12/15/16	B	873,575

860	Sinclair Television Group, 144A	9.250%	11/01/17	B2	898,700

2,575	TL Acquisitions Inc., 144A	13.250%	7/15/15	CCC+	2,513,844

1,655	Valassis Communications Inc.	8.250%	3/01/15	B–	1,659,138

1,215	WMG Acquisition Group	9.500%	6/15/16	BB	1,307,644
17,380	Total Media				18,004,270

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund (continued)

December 31, 2009

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Metals & Mining – 5.8%

$1,945	Algoma Acquisition Corporation, 144A	9.875%	6/15/15	CCC+	$1,665,406

2,175	Compass Minerals International Inc.	8.000%	6/01/19	B+	2,251,125

1,640	Essar Steel Algoma Inc., 144A	9.375%	3/15/15	B+	1,625,650

1,950	Freeport McMoran Copper & Gold, Inc.	4.995%	4/01/15	BBB–	1,941,479

1,455	Steel Dynamics, Inc.	7.375%	11/01/12	BB+	1,505,925

580	Steel Dynamics, Inc.	7.750%	4/15/16	BB+	606,825
9,745	Total Metals & Mining				9,596,410
	Multi-Line Retail – 2.7%

1,471	Dollar General Corporation	11.875%	7/15/17	B	1,706,360

2,780	Neiman Marcus Group Inc.	10.375%	10/15/15	CCC+	2,738,300
4,251	Total Multi-Line Retail				4,444,660
	Multi-Utilities – 1.0%

1,685	Bon-Ton Department Stores Inc.	10.250%	3/15/14	CCC	1,562,838
	Oil, Gas & Consumable Fuels – 12.5%

2,610	Berry Petroleum Company	10.250%	6/01/14	B+	2,851,425

1,715	Comstock Resources Inc.	8.375%	10/15/17	B	1,762,163

1,593	Energy XXI Gulf Coast Inc., 144A	16.000%	6/15/14	B+	1,760,544

1,249	Energy XXI Gulf Coast Inc.	10.000%	6/15/13	CCC+	1,161,643

3,220	McMoran Exploration Corporation	11.875%	11/15/14	B	3,316,600

1,715	Sandridge Energy Inc.	8.625%	4/01/15	B+	1,723,575

650	Sandridge Energy Inc., 144A	8.750%	1/15/20	B+	653,250

3,550	Stone Energy Corporation	6.750%	12/15/14	B	3,186,125

1,875	Targa Resources Inc.	8.500%	11/01/13	B	1,959,375

2,180	W&T Offshore, Inc., 144A	8.250%	6/15/14	B	2,081,900
20,357	Total Oil, Gas & Consumable Fuels				20,456,600
	Personal Products – 1.6%

2,570	Elizabeth Arden Inc.	7.750%	1/15/14	B1	2,544,300
	Real Estate Investment Trust – 1.0%

1,685	Potlatch Corporation, 144A	7.500%	11/01/19	Ba1	1,711,444
	Specialty Retail – 4.1%

2,043	Michael’s Stores	11.375%	11/01/16	CCC	2,160,473

2,400	Phillips-Van Heusen Corporation	7.750%	11/15/23	BBB–	2,215,332

2,120	Sally Holdings Inc.	10.500%	11/15/16	B–	2,289,600
6,563	Total Specialty Retail				6,665,405
	Tobacco – 1.7%

2,570	Alliance One International Inc., 144A	10.000%	7/15/16	B+	2,711,350
	Trading Companies & Distributors – 1.3%

2,230	Russel Metals Inc.	6.375%	3/01/14	BB	2,129,649
	Wireless Telecommunication Services – 5.2%

1,725	Cricket Communications Inc.	10.000%	7/15/15	B–	1,757,343

835	IntelSat Jackson Holding, 144A	8.500%	11/01/19	B+	864,224

1,795	IntelSat Jackson Holding	9.500%	6/15/16	B+	1,929,624

2,160	MetroPCS Wireless Inc.	9.250%	11/01/14	B	2,197,799

1,855	Sprint Capital Corporation	6.900%	5/01/19	BB	1,715,874
8,370	Total Wireless Telecommunication Services				8,464,864
$150,451	Total Corporate Bonds (cost $135,452,855)				151,042,417

30	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 6.1%

	U.S. Treasury Bonds/Notes – 6.1%

$9,115	United States of America Treasury Bonds/Notes, (5), (6)	3.375%	6/30/13	AAA	$9,570,039

500	United States of America Treasury Bonds/Notes	1.500%	12/31/13	AAA	486,992
$9,615	Total U.S. Government and Agency Obligations (cost $9,767,889)				10,057,031

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (7)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 0.1% (8)

	Semiconductors & Equipment – 0.1%

$78	Freescale Semiconductor Inc., Incremental Term Loan	12.500%	12/15/14	B2	$80,592
$78	Total Variable Rate Senior Loan Interests (cost $225,929)				80,592

Principal Amount (000)	Description (1)		Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.6%

$941	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/09, repurchase price $940,693, collateralized by $965,000 U.S. Treasury Notes, 1.000%, due 12/31/11, value $961,381		0.000%	1/04/10	$940,693
	Total Short-Term Investments (cost $940,693)				940,693
	Total Investments (cost $149,330,484) – 100.7%				165,149,118
	Other Assets Less Liabilities – (0.7)%				(1,108,693)
	Net Assets – 100%				$164,040,425

Investments in Derivatives

Credit Default Swaps outstanding at December 31, 2009:

Counterparty	Referenced Entity	Buy/Sell Protection	Current Credit Spread (9)	Notional Amount	Fixed Rate*	Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Bank of America	Ford Motor Company	Sell(10)	6.85%	$4,800,000	5.000%	12/20/14	$(317,147)	$210,853
Barclays Bank PLC	TRW Automotive, Inc.	Sell(10)	4.20	2,350,000	5.000	3/20/15	8,550	13,497
Citibank	Masco Corporation	Buy(10)	1.73	2,700,000	5.150	3/20/14	(361,189)	(361,189)
Credit Suisse	Harrah’s Operating Company, Inc., LCDS	Sell(10)	5.73	1,760,000	5.000	6/20/10	(3,295)	190,305
Credit Suisse	Harrah’s Operating Company, Inc.	Buy(10)	5.24	1,760,000	5.000	6/20/10	(753)	(546,353)
Credit Suisse	Dynegy Holdings Inc.	Sell(10)	6.44	1,000,000	5.000	3/20/14	(45,972)	94,028
Credit Suisse	Tesoro Corporation	Buy(10)	3.56	4,500,000	5.000	9/20/14	(263,825)	(95,787)
Deutsche Bank	Aetna Inc.	Buy(10)	0.43	2,700,000	1.150	3/20/14	(79,789)	(79,789)
JPMorgan	Mohawk Industries, Inc.	Buy(10)	1.73	2,700,000	3.700	3/20/14	(208,253)	(208,253)
JPMorgan	Chesapeake Energy Corporation	Sell(10)	3.33	4,500,000	5.000	9/20/14	308,825	460,700
								$(321,988)
*	Annualized.

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund (continued)

December 31, 2009

The following is a summary of the Fund’s fair value measurements as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Convertible Bonds	$—	$3,028,385	$—	$3,028,385
Corporate Bonds	—	150,957,417	85,000	151,042,417
U.S. Government and Agency Obligations	10,057,031	—	—	10,057,031
Variable Rate Senior Loan Interests	—	80,592	—	80,592
Short-Term Investments	940,693	—	—	940,693
Derivatives:
Credit Default Swaps*	—	(321,988)	—	(321,988)
Total	$10,997,724	$153,744,406	$85,000	$164,827,130
*	Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Corporate Bonds Level 3
Balance at beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	85,000
Balance at end of period	$85,000

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of December 31, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Credit	Swaps	Unrealized appreciation on credit default swaps	$969,383	Unrealized depreciation on credit default swaps	$1,291,371

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of foreign currency transaction gains and losses, paydown gains and losses, amortization of premium and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2009, the cost of investments was $149,451,083.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2009, were as follows:

Gross unrealized:
Appreciation	$16,804,688
Depreciation	(1,106,653)
Net unrealized appreciation (depreciation) of investments	$15,698,035

32	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(4)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(6)	Investment segregated by the Fund’s custodian as collateral for investments in derivatives prior to the Lehman bankruptcy.

(7)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(8)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter- Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(9)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

(10)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

Nuveen Investments	33

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust III

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: March 1, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: March 1, 2010